Operating leases - Operating lease liabilities of time charter-in vessel agreements ( Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 5,251	$ 9,955
Operating lease liabilities, non-current	22,574	$ 27,663
Time charter-in vessels [Member]
Property, Plant and Equipment [Line Items]
December 31, 2024	5,917
December 31, 2025	6,242
December 31, 2026	5,729
December 31, 2027	6,413
December 31, 2028	5,763
December 31, 2029 and thereafter
Total undiscounted lease payments	30,064
Discount based on incremental borrowing rate	(2,516)
Present value of lease liability	27,548
Operating lease liabilities, current	5,024
Operating lease liabilities, non-current	$ 22,524